Intangible Assets, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets, net

	March 31,			December 31,
	2018			2017
	(unaudited)
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	$50,000	$(21,875)	$28,125	$50,000	$(21,250)	$28,750
Trade names, trademarks product names, URLs	1,555,000	(649,354)	905,646	1,555,000	(585,479)	969,521
Internally developed software	2,720,000	(2,001,363)	718,637	2,720,000	(1,900,696)	819,304
Subscriber/customer relationships	4,219,000	(2,442,653)	1,776,347	4,219,000	(2,221,882)	1,997,118
Lead pool	282,000	(211,500)	70,500	282,000	(176,250)	105,750
Total intangible assets	$8,826,000	$(5,326,745)	$3,499,255	$8,826,000	$(4,905,557)	$3,920,443

	December 31,
	2017			2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Patents	$50,000	$(21,250)	$28,750	$50,000	$(18,750)	$31,250
Trade names, trademarks, product names, URLs	1,555,000	(585,479)	969,521	1,555,000	(329,979)	1,225,021
Internally developed software	2,720,000	(1,900,697)	819,303	2,720,000	(1,498,029)	1,221,971
Subscriber/customer relationships	4,219,000	(2,221,882)	1,997,118	4,219,000	(1,338,799)	2,880,201
Lead pool	282,000	(176,250)	105,750	282,000	(35,250)	246,750
Total intangible assets	$8,826,000	$(4,905,558)	$3,920,442	$8,826,000	$(3,220,807)	$5,605,193